Trade and other receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Trade and other receivables [Abstract]
Trade receivables	$ 177,841	$ 163,856
Tax receivables	35,062	54,959
Prepayments	19,342	5,521
Other accounts receivable	9,167	12,059
Total	$ 241,412	$ 236,395